Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Net sales	$ 3,073.1	$ 2,748.3	$ 2,429.3
Manufacturing cost of sales	2,330.5	2,074.0	1,975.3
Selling and technical services	224.4	205.4	197.0
Research and process development	84.6	72.5	75.0
Administrative and general	125.7	125.4	124.2
Amortization of acquisition intangibles	38.7	37.1	38.2
Gain on sale of assets	3.3	0	0.2
Asset impairment charge	0	0	4.3
Earnings from operations	272.5	233.9	15.5
Other expense, net	4.5	5.6	2.6
Net loss on early extinguishment of debt	0.3	0.8	9.1
Equity in earnings of associated companies	1.3	1.0	0.9
Interest expense, net	35.8	33.2	24.2
Earnings (loss) from continuing operations before income taxes	233.2	195.3	(19.5)
Income tax provision (benefit)	64.8	50.5	(8.9)
Earnings (loss) from continuing operations	168.4	144.8	(10.6)
Earnings from operations of discontinued business, net of tax	7.9	30.3	9.7
Gain on sale of discontinued operations, net of tax	34.6	0	0
Earnings from discontinued operations, net of tax	42.5	30.3	9.7
Net earnings (loss)	210.9	175.1	(0.9)
Less: Net earnings attributable to noncontrolling interests	(3.1)	(2.8)	(1.6)
Net earnings (loss) attributable to Cytec Industries Inc.	$ 207.8	$ 172.3	$ (2.5)
Basic earnings (loss) per common share
Continuing operations	$ 3.41	$ 2.88	$ (0.25)
Discontinued operations	$ 0.88	$ 0.61	$ 0.20
Basic earnings per common share	$ 4.29	$ 3.49	$ (0.05)
Diluted earnings (loss) per common share
Continuing operations	$ 3.37	$ 2.85	$ (0.25)
Discontinued operations	$ 0.87	$ 0.61	$ 0.20
Diluted earnings per common share	$ 4.24	$ 3.46	$ (0.05)
Dividends per common share	$ 0.50	$ 0.05	$ 0.16